ACQUISITIONS	12 Months Ended
Dec. 31, 2014
ACQUISITIONS [Abstract]
ACQUISITIONS
NOTE 3:	ACQUISITIONS

a.	ClientConnect Ltd.

On September 16, 2013, the Company announced an agreement (the “Agreement”) to combine the ClientConnect business of Conduit Ltd. with Perion in an all-stock transaction. On December 31, 2013 Conduit spun off its ClientConnect business, which includes its monetization and distribution platform for publishers and developers. On January 2, 2014 (the "Closing Date") Perion issued 54,753,582 shares and 2,815,963 stock options to ClientConnect's former shareholders and option holders. Upon closing, the Company was owned 81% by the pre-closing ClientConnect shareholders and option holders and 19% by the pre-closing Perion shareholders and option holders, on a fully diluted basis as defined in the Agreement. In 2014, the Company incurred $3,161 expenses in connection with the acquisition, which are included in the general and administrative expense.

In connection with the spin off from Conduit, it was agreed between Conduit and ClientConnect that the working capital transferred to ClientConnect will be zero, except for the balance of Conduit with Perion (see Note 15).

The transaction has been accounted for as an acquisition of Perion by ClientConnect in accordance with ASC 805, using the acquisition method of accounting with ClientConnect as the accounting acquirer (see Note 2 a). Under these accounting standards, the total purchase price has been calculated as follows:

Number of shares of Perion ordinary shares outstanding on the Closing Date	12,524,000
Closing price per share of Perion's ordinary shares on the Closing Date	$12.64

Total fair value of stock consideration	$158,303
Fair value of vested Perion options (for accounting purposes only)	$7,492

Total purchase price	$165,795

The fair value of Perion's vested options represents the fair value of such options attributable to service periods prior to the Closing Date, using the stock price at the Closing Date as an input to the Binomial option-pricing model to determine the fair value of the options.

Under the acquisition method of accounting, the total purchase price is allocated to the net tangible and intangible assets of Perion acquired in the acquisition, based on their fair values at the Closing Date.

The allocation of the purchase price to assets acquired and liabilities assumed was as follows:

$

Cash and restricted cash	25,582
Accounts receivable	18,665
Prepaid expenses and other assets	4,593
Property and equipment	1,376
Accounts payable	(13,900)
Accrued expenses and other liabilities	(25,623)
Deferred revenues	(495)
Deferred tax liability, net	(6,663)
Long term debt	(6,550)
Intangible assets	49,930
Goodwill	118,880

Total purchase price	165,795

The following table sets forth the components of intangible assets associated with the acquisition:

	$	Estimated useful life

Acquired technology	28,390	3-5 years
In-process research and development	8,100	*
Tradename and other	13,440	4-11 years

Total amount allocated to intangible assets	49,930

*	In 2014, the Company completed the development of $6,100 and estimated the useful life at 4 years. For the remaining $2,000 the useful life will be determined upon completion of the development.

In performing the purchase price allocation, the Company considered, among other factors, an analysis of historical financial performance and estimates of future performance of Perion's revenues assuming best use of the acquired assets. The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management.

The following condensed combined pro forma information for the period ended December 31, 2013, gives effect to the acquisition of Perion as if the acquisition had occurred on January 1, 2013. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred if the acquisition had been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $5,140, net of related tax effects.

Year Ended
December 31, 2013
Unaudited

Revenues	$412,656
Net income from continuing operations	$68,995
Net loss from discontinued operations	$(33,795)

Net income from continuing operations per ordinary share:
Basic	$1.04
Diluted	$1.00
Net loss from discontinued operations per ordinary share:
Basic	$(0.51)
Diluted	$(0.49)

b.	Grow Mobile LLC

On July 15, 2014 ("Closing Date"), the Company completed the acquisition of 100% of the shares of Grow Mobile, LLC, a Delaware corporation ("Grow Mobile"). Grow Mobile provides an innovative platform for mobile advertising that enables developers to buy, track, optimize, and scale user acquisition campaigns from a single dashboard.

For the acquisition of Grow Mobile, the Company paid a total consideration of $17,000 in cash and in shares, and the sellers will be entitled for an additional milestones-based contingent consideration of up to $25,000 in cash and in shares. The total consideration was composed as follows:

•	$10,000 in cash, reduced by $1,788 for working capital adjustments and by $1,320 to be paid to the employees under the Merger Consideration Incentive Plan (see below);
•
$7,000 in Perion's ordinary shares issued at the Closing Date, reduced by $1,100 to be issued to the employees under the Merger Consideration Incentive Plan (see below), valued at $5,545, which considered the market restrictions on these shares;

•
Up to $7,000 milestones-based contingent consideration ("First Contingent Payment") payable in July 2015. In connection with this contingent payment consideration, the Company recorded at the Closing Date an estimated liability of $2,740 ($2,968 at December 31, 2014);

•
Up to $18,000 milestones-based contingent consideration ("Second Contingent Payment") payable in June 2016. In connection with this contingent payment consideration, the Company recorded at the Closing Date an estimated liability of $ 4,670 ($5,058 at December 31, 2014).

The following table shows a summary of the purchase price at the Closing Date:

$

Cash	6,892
Share consideration	5,545
Contingent consideration	7,410

Total purchase price at the Closing Date	19,847

Additionally, as part of the acquisition, the Company established an incentive plan for the benefit of the holders of unvested options and restricted shares of Grow Mobile (“Merger Consideration Incentive Plan”). The unvested options and restricted shares were cancelled upon Closing Date and converted into the right to receive an allocable portion of the consideration subject to ratable vesting, for the remainder of their preexisting vesting schedules. The allocable consideration will be withheld subject to continued vesting. In connection with the Merger Consideration Incentive Plan following the acquisition, the First and Second Contingent Payment, the Company recorded $947 as operating expenses in 2014. As of December 31, 2014 an amount of $474 is recorded as payment obligation in the current liabilities.

The Company also incurred acquisition related costs in a total amount of $940, which are included in general and administrative expenses for the year ended December 31, 2014. Acquisition related costs include legal, due diligence fees and other costs directly related to the acquisition.

Under business combination accounting, the total purchase price was allocated to Grow Mobile's net tangible and intangible assets based on their estimated fair values as set forth below:

$

Cash	2,767
Accounts receivable	1,398
Prepaid expenses and other assets	249
Property and equipment	13
Accounts payable	(3,307)
Accrued expenses and other liabilities	(820)
Deferred revenues	(1,465)
Deferred tax liability	(2,320)
Intangible assets	5,640
Goodwill	17,692

Total purchase price	19,847

In performing the purchase price allocation, the Company considered, among other factors, an analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Grow Mobile's products. The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management.

The following table sets forth the components of intangible assets associated with the Grow Mobile acquisition:

	$	Estimated useful life

Acquired technology	4,025	4 years
Customer relationships	1,615	5 years

Total amount allocated to intangible assets	5,640

Pro forma results of operations for the acquisition of Grow Mobile have not been presented because it is not material to the consolidated results of operations.

c.	Sweet IM Ltd.

In November 2012, the Company completed the acquisition of 100% of the shares of Sweet IM Ltd. ("SweetIM"), an Israeli-based consumer internet company that develops a variety of applications. In 2014, the Company paid $1,534 of dividend to SweetIM's previous shareholders. Such dividend payment was the last portion of a dividend that was declared prior to the acquisition but was not distributed prior to the closing date.

In addition, the Company maintains a $5,000 liability on its balance sheet as of December 31, 2014, in connection with a contingent purchase obligation to SweetIM's shareholders (see Note 9 b).